Inventories (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials	€ 307,315,000	€ 258,712,000
Work-in-process	1,074,042,000	1,026,872,000
Finished products	742,979,000	532,556,000
Inventories, gross	2,124,336,000	1,818,140,000
Allowance for obsolescence and /or lower market values	(267,366,000)	(193,513,000)	(189,235,000)
Inventories, net	1,856,970,000	1,624,627,000
Allowance for obsolescence and /or lower market values
Beginning balance	(193,513,000)	(189,235,000)
Addition for the year	130,911,000	60,300,000	55,691,000
Effect of changes in exchange rates	1,009,000	(883,000)
Utilization of the provision	56,049,000	56,905,000
Allowance for obsolescence and /or lower market values	(267,366,000)	(193,513,000)	(189,235,000)
Inventories (Textual) [Abstract]
Addition obsolete inventory allowance	130,911,000	60,300,000	55,691,000
Profit on sale of inventories previously written down	2,300,000	4,500,000
Write downs to lower of cost or market value	43,500,000	17,000,000
Cost of Sales [Member]
Allowance for obsolescence and /or lower market values
Addition for the year	125,200,000	60,000,000
Inventories (Textual) [Abstract]
Addition obsolete inventory allowance	125,200,000	60,000,000
Research and Development Costs [Member]
Allowance for obsolescence and /or lower market values
Addition for the year	5,700,000	300,000
Inventories (Textual) [Abstract]
Addition obsolete inventory allowance	€ 5,700,000	€ 300,000